Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Line Items]
Schedule of Vessels, Net

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2015	$1,590,332	$(148,697)	$1,441,635
Additions	—	(57,617)	(57,617)
Disposals (including vessels held for sale)	(85,319)	8,224	(77,095)
Balance at December 31, 2016	$1,505,013	$(198,090)	$1,306,923
Additions	—	(28,440)	(28,440)
Balance at June 30, 2017	$1,505,013	$(226,530)	$1,278,483